SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	$ (7,892)	$ (8,811)
Cash	(10,846)	(25,818)
Restricted Cash	7,481	3,311
Trade Receivables	1,547	254
Other Receivables	(74)	(23)
Accrued Liabilities	11,866	8,818
Customer Deposits	7,481	3,311
Other Payables	588	40
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash	10,846	25,818
Restricted Cash	7,481	3,311
Trade Receivables	1,547	254
Other Receivables	74	23
Total Financial Assets Not Measured at Fair Value (FV)	19,948	29,406
Accounts Payable	474	54
Accrued Liabilities	11,866	8,818
Customer Deposits	7,481	3,311
Other Payables	1,188	40
Total Financial Liabilities Not Measured at Fair Value (FV)	21,009	12,223
Gross carrying amount [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Cash	10,846	25,818
Restricted Cash	7,481	3,311
Trade Receivables	1,547	254
Other Receivables	74	23
Total Financial Assets Not Measured at Fair Value (FV)	19,948	29,406
At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	7,892	8,811
Total Financial Assets Measured at Fair Value (FV)	7,892	8,811
Total Financial Liabilities Measured at Fair Value (FV)	242
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Accounts Payable	474	54
Accrued Liabilities	11,866	8,818
Customer Deposits	7,481	3,311
Other Payables	1,188	40
Total Financial Liabilities Not Measured at Fair Value (FV)	21,009	12,223
At fair value [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured at Fair Value (FV)	242	639
Level 1 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets	7,892	8,811
Total Financial Assets Measured at Fair Value (FV)	7,892	8,811
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Investments in Financial Assets
Total Financial Liabilities Measured at Fair Value (FV)	242
Cash
Restricted Cash
Trade Receivables
Other Receivables
Total Financial Assets Not Measured at Fair Value (FV)
Level 2 of fair value hierarchy [member] | At fair value [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Total Financial Liabilities Measured at Fair Value (FV)	$ 242	$ 639